Risk Management - Summary of Sensitivity Analysis for Interest Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) of income before income tax
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase		₩ (30,548)	₩ (26,138)
1% Decrease		30,548	26,138
Increase (decrease) of shareholder's equity
Disclosure Of Sensitivity Analysis For Interest Rates [Line Items]
1% Increase	[1]	(30,548)	(26,138)
1% Decrease	[1]	₩ 30,548	₩ 26,138

[1]	The effect on the shareholders’ equity excluding the impact of income taxes.